Unaudited Condensed Consolidated and Combined Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities
Net income	$ 31.5	$ 72.7
Adjustments to Reconcile Net Income to Cash Flows from Operating Activities:
Depreciation and amortization	83.1	74.3
Change in deferred income taxes	16.3	(2.4)
Stock-based compensation expense	7.7	6.9
Asset impairment charges	4.0	0.0
Other changes in operating assets and liabilities	(127.6)	(105.9)
Other non-cash operating activities, net	(9.4)	1.4
Net Cash Provided by Operating Activities	5.6	47.0
Cash Flows from Investing Activities
Net purchases of property and equipment	(28.0)	(32.7)
Other investing activities, net	(0.5)	(1.7)
Net Cash Used for Investing Activities	(28.5)	(34.4)
Cash Flows from Financing Activities
Repayments of borrowings (Note 8)	(7.5)	0.0
Consideration paid to Lilly in connection with the Separation (Note 1)	(175.1)	0.0
Other net financing transactions with Lilly	(156.4)	(76.1)
Other financing activities, net	(0.5)	(0.4)
Net Cash Used for Financing Activities	(339.5)	(76.5)
Effect of exchange rate changes on cash and cash equivalents	(14.5)	3.9
Net decrease in cash, cash equivalents and restricted cash	(376.9)	(60.0)
Cash, cash equivalents and restricted cash at beginning of period	677.5	323.4
Cash, cash equivalents and restricted cash at end of period	300.6	263.4
Cash, cash equivalents and restricted cash at end of period	$ 677.5	$ 323.4